Sale Of Cedar Point (Details) - CAD CAD in Millions		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2017	Dec. 31, 2016
Non Current Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Gain on sale of cedar point		CAD 602.0	CAD 68.0
Assets
Property, plant and equipment, net		73,493.0	71,259.0
Total assets		89,494.0	88,702.0
Liabilities
Other non-current liabilities		2,412.0	2,067.0
Provisions		7,237.0	CAD 6,542.0
Cedar Point Wind Facility
Non Current Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Proceeds from sale of cedar point	CAD 291.0
Gain on sale of cedar point		83.0
Current tax expense		29.0
Deferred tax recovery		15.0
Assets
Accounts receivable		23.0
Property, plant and equipment, net		284.0
Total assets		307.0
Liabilities
Accounts payable and accrued liabilities		12.0
Other non-current liabilities		10.0
Provisions		9.0
Total liabilities		CAD 31.0